Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures and Equity-Method Investments - Discontinued Operations - Net of Tax Narrative (Details) (USD $)
Share data in Thousands, unless otherwise specified
	12 Months Ended						0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Jun. 24, 2013	Feb. 06, 2013	Jan. 28, 2013	Nov. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash exchange of subsidiary senior notes for the retirement of company commercial paper	$ 0	[1]	$ 992,000,000	[1]	$ 0	[1]
Repayments of short-term debt	0	[1]	2,479,000,000	[1]	0	[1]
Noncash transaction sale of subsidiary common stock for company common stock			11,408,000,000	[2],[3]
Gain on disposal of discontinued operations––net of tax	55,000,000	[3],[4],[5]	10,354,000,000	[3],[4],[5]	4,783,000,000	[3],[4],[5]
Proceeds from sale of businesses	0		0		11,850,000,000
Zoetis [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage offered in IPO							80.20%
Gain on disposal of discontinued operations––net of tax							10,300,000,000
Receipt of cash and relief of debt obligations in the aggregate during formation and IPO of subsidiary							6,100,000,000
Administrative service period							24 months
Manufacturing service period							5 years
Zoetis [Member] | Common Stock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Company shares received in Exchange Offer							405,117
Noncash transaction sale of subsidiary common stock for company common stock							11,400,000,000
Zoetis [Member] | Common Class A [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares exchanged through exchange offer							400,985
Zoetis [Member] | Subsidiaries [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Excess consideration above net book value of divested interest								2,300,000,000
Zoetis [Member] | Subsidiaries [Member] | Senior Notes [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument, face amount									3,650,000,000
Proceeds from issuance of debt									2,650,000,000
Zoetis [Member] | Parent Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash exchange of subsidiary senior notes for the retirement of company commercial paper									1,000,000,000
Amount of cash received by parent during the formation of subsidiary company									2,600,000,000
Repayments of short-term debt								2,500,000,000
Zoetis [Member] | IPO [Member] | Subsidiaries [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage offered in IPO								19.80%
Zoetis [Member] | IPO [Member] | Subsidiaries [Member] | Common Class A [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares offered in IPO of subsidiary								99,015
Nutrition [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of discontinued operations––net of tax										4,800,000,000
Proceeds from sale of businesses										$ 11,850,000,000
Nutrition [Member] | Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Administrative service period										2 months
Nutrition [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Administrative service period										18 months

[1]	See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, and Equity-Method Investments: Divestitures.
[2]	Relates to Zoetis (our former Animal Health subsidiary). See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, and Equity-Method Investments: Divestitures.
[3]	Amounts may not add due to rounding.
[4]	Includes post-close adjustments for the periods subsequent to disposal.
[5]	Includes the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, and the Nutrition business through November 30, 2012, the date of disposal.